Schedule of Investments (unaudited)
December 31, 2025
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.(a)	110,418	$ 62,709,695
Boeing Co. (The)(a)	729,705	158,433,550
General Dynamics Corp.	286,678	96,513,015
General Electric Co.	1,166,414	359,290,504
Howmet Aerospace, Inc.	855,743	175,444,430
RTX Corp.	2,855,750	523,744,550
TransDigm Group, Inc.	120,150	159,781,478
		1,535,917,222
Automobiles — 2.5%
Tesla, Inc.(a)	3,703,060	1,665,340,143
Banks — 1.9%
JPMorgan Chase & Co.	3,931,719	1,266,878,496
Beverages — 0.5%
Coca-Cola Co. (The)	3,468,943	242,513,805
Monster Beverage Corp.(a)	1,521,605	116,661,456
		359,175,261
Biotechnology — 1.3%
AbbVie, Inc.	1,729,763	395,233,548
Amgen, Inc.	781,181	255,688,353
Gilead Sciences, Inc.	1,429,312	175,433,755
Incyte Corp.(a)	348,038	34,375,713
		860,731,369
Broadline Retail — 3.9%
Amazon.com, Inc.(a)	10,962,960	2,530,470,427
eBay, Inc.	713,583	62,153,080
		2,592,623,507
Building Products — 0.3%
Allegion PLC	97,878	15,584,135
Johnson Controls International PLC	860,516	103,046,791
Trane Technologies PLC	250,719	97,579,835
		216,210,761
Capital Markets — 2.3%
Bank of New York Mellon Corp. (The)	937,275	108,808,255
Cboe Global Markets, Inc.	113,864	28,579,864
CME Group, Inc., Class A	430,811	117,645,868
Goldman Sachs Group, Inc. (The)	413,481	363,449,799
Interactive Brokers Group, Inc., Class A	950,145	61,103,825
KKR & Co., Inc., Class A	785,160	100,092,197
Moody’s Corp.	157,118	80,263,730
Morgan Stanley	1,563,272	277,527,678
MSCI, Inc., Class A	83,362	47,827,280
Robinhood Markets, Inc., Class A(a)	1,666,895	188,525,825
S&P Global, Inc.	290,998	152,072,645
		1,525,896,966
Commercial Services & Supplies — 0.1%
Rollins, Inc.	626,161	37,582,183
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	2,191,940	287,209,898
Cisco Systems, Inc.	4,455,804	343,230,582
		630,440,480
Construction & Engineering — 0.4%
Comfort Systems U.S.A., Inc.	75,082	70,073,280
EMCOR Group, Inc.	95,507	58,430,227
Quanta Services, Inc.	316,398	133,538,940
		262,042,447
Security	Shares	Value
Consumer Finance — 0.4%
American Express Co.	776,232	$ 287,167,028
Electric Utilities — 0.3%
Constellation Energy Corp.(b)	446,378	157,691,956
NRG Energy, Inc.	302,545	48,177,266
		205,869,222
Electrical Equipment — 0.6%
GE Vernova, Inc.	577,140	377,201,390
Rockwell Automation, Inc.	128,987	50,184,972
		427,386,362
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	2,598,619	351,177,372
Corning, Inc.	1,148,489	100,561,697
Jabil, Inc.	135,720	30,946,874
TE Connectivity PLC	428,145	97,407,269
		580,093,212
Entertainment — 1.5%
Electronic Arts, Inc.(b)	225,074	45,989,370
Live Nation Entertainment, Inc.(a)(b)	178,548	25,443,090
Netflix, Inc.(a)	9,011,571	844,924,897
Take-Two Interactive Software, Inc.(a)	188,729	48,320,286
TKO Group Holdings, Inc., Class A(b)	141,432	29,559,288
		994,236,931
Financial Services — 5.1%
Apollo Global Management, Inc.	525,037	76,004,356
Berkshire Hathaway, Inc., Class B(a)	3,900,536	1,960,604,420
Mastercard, Inc., Class A	1,170,779	668,374,316
Visa, Inc., Class A	1,974,937	692,630,155
		3,397,613,247
Ground Transportation — 0.5%
Uber Technologies, Inc.(a)	4,419,375	361,107,131
Health Care Equipment & Supplies — 1.6%
Boston Scientific Corp.(a)	2,118,980	202,044,743
Dexcom, Inc.(a)	424,349	28,164,043
Edwards Lifesciences Corp.(a)	569,493	48,549,278
IDEXX Laboratories, Inc.(a)	169,846	114,905,914
Insulet Corp.(a)	150,081	42,659,024
Intuitive Surgical, Inc.(a)	753,519	426,763,021
ResMed, Inc.	171,275	41,255,009
STERIS PLC	104,698	26,543,037
Stryker Corp.	308,404	108,394,754
		1,039,278,823
Health Care Providers & Services — 0.2%
HCA Healthcare, Inc.	340,789	159,100,753
Health Care REITs — 0.5%
Ventas, Inc.	521,106	40,323,182
Welltower, Inc.	1,464,227	271,775,174
		312,098,356
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(a)	422,135	57,292,162
Booking Holdings, Inc.	68,647	367,627,338
Carnival Corp.(a)	2,260,629	69,039,610
DoorDash, Inc., Class A(a)	793,541	179,721,166
Expedia Group, Inc.	248,372	70,366,271
Hilton Worldwide Holdings, Inc.	495,881	142,441,817
Las Vegas Sands Corp.	645,357	42,006,287
Marriott International, Inc., Class A	475,180	147,419,843
McDonald’s Corp.	668,501	204,313,961
Norwegian Cruise Line Holdings Ltd.(a)(b)	500,760	11,176,963

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.	541,081	$ 150,918,313
Wynn Resorts Ltd.	180,116	21,673,358
Yum! Brands, Inc.	290,252	43,909,323
		1,507,906,412
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	679,483	109,620,992
Insurance — 0.3%
Cincinnati Financial Corp.	196,381	32,072,945
Progressive Corp. (The)	700,577	159,535,395
W R Berkley Corp.	360,762	25,296,631
		216,904,971
Interactive Media & Services — 15.1%
Alphabet, Inc., Class A	12,367,013	3,870,875,069
Alphabet, Inc., Class C, NVS	9,887,955	3,102,840,279
Meta Platforms, Inc., Class A	4,630,691	3,056,672,822
		10,030,388,170
IT Services — 0.5%
International Business Machines Corp.	1,036,971	307,161,180
VeriSign, Inc.	177,984	43,241,213
		350,402,393
Life Sciences Tools & Services — 0.0%
Mettler-Toledo International, Inc.(a)	20,485	28,559,982
Machinery — 1.2%
Caterpillar, Inc.	994,633	569,795,407
Cummins, Inc.	196,290	100,196,230
Parker-Hannifin Corp.	149,927	131,779,836
		801,771,473
Media — 0.1%
Fox Corp., Class A, NVS	293,382	21,437,423
Fox Corp., Class B	208,973	13,568,617
		35,006,040
Metals & Mining — 0.4%
Newmont Corp.	2,320,744	231,726,288
Pharmaceuticals — 3.7%
Eli Lilly & Co.	1,688,510	1,814,607,927
Johnson & Johnson	3,022,428	625,491,474
		2,440,099,401
Professional Services — 0.1%
Dayforce, Inc.(a)	145,819	10,084,842
Verisk Analytics, Inc.	157,596	35,252,649
		45,337,491
Retail REITs — 0.1%
Simon Property Group, Inc.	285,550	52,858,161
Semiconductors & Semiconductor Equipment — 24.0%
Advanced Micro Devices, Inc.(a)	3,460,034	741,000,882
Applied Materials, Inc.	1,692,492	434,953,519
Broadcom, Inc.	10,040,869	3,475,144,761
First Solar, Inc.(a)(b)	226,693	59,219,012
KLA Corp.	279,254	339,315,950
Lam Research Corp.	2,666,357	456,426,991
Micron Technology, Inc.	2,385,144	680,743,949
Monolithic Power Systems, Inc.	101,441	91,942,065
NVIDIA Corp.	51,666,989	9,635,893,449
Teradyne, Inc.	193,784	37,508,831
		15,952,149,409
Software — 15.8%
AppLovin Corp., Class A(a)	575,324	387,664,818
Security	Shares	Value
Software (continued)
Autodesk, Inc.(a)	260,300	$ 77,051,403
Cadence Design Systems, Inc.(a)	363,370	113,582,195
Crowdstrike Holdings, Inc., Class A(a)	532,233	249,489,541
Datadog, Inc., Class A(a)	689,501	93,765,241
Fair Isaac Corp.(a)	24,638	41,653,496
Fortinet, Inc.(a)	845,222	67,119,079
Intuit, Inc.	331,350	219,492,867
Microsoft Corp.	15,804,422	7,643,334,568
Oracle Corp.	1,858,829	362,304,360
Palantir Technologies, Inc., Class A(a)	4,854,844	862,948,521
Palo Alto Networks, Inc.(a)	812,046	149,578,873
ServiceNow, Inc.(a)	1,350,066	206,816,610
Workday, Inc., Class A(a)(b)	198,315	42,594,096
		10,517,395,668
Specialty Retail — 0.9%
AutoZone, Inc.(a)	23,063	78,218,165
Carvana Co., Class A(a)(b)	153,870	64,936,217
O’Reilly Automotive, Inc.(a)	1,800,826	164,253,339
Ross Stores, Inc.	333,046	59,994,906
TJX Cos., Inc. (The)	1,305,898	200,598,992
Ulta Beauty, Inc.(a)	95,660	57,875,257
		625,876,876
Technology Hardware, Storage & Peripherals — 6.6%
Apple Inc.	15,709,304	4,270,731,386
Sandisk Corp.(a)	297,018	70,506,133
Seagate Technology Holdings PLC	297,485	81,924,394
		4,423,161,913
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., Class A	82,694	29,241,425
Tapestry, Inc.	436,597	55,783,999
		85,025,424
Tobacco — 0.5%
Philip Morris International, Inc.	1,859,731	298,300,852
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	74,851	60,578,411
Total Long-Term Investments — 100.0% (Cost: $41,481,995,970)		66,529,860,227
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)(e)	51,037,270	51,062,789
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(d)	36,275,850	36,275,850
Total Short-Term Securities — 0.1% (Cost: $87,319,873)		87,338,639
Total Investments — 100.1% (Cost: $41,569,315,843)		66,617,198,866
Liabilities in Excess of Other Assets — (0.1)%		(47,173,520)
Net Assets — 100.0%		$ 66,570,025,346

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P 500 Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 219,824,633	$ —	$ (168,683,396)(a)	$ (55,110)	$ (23,338)	$ 51,062,789	51,037,270	$ 327,192 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	70,598,005	—	(34,322,155)(a)	—	—	36,275,850	36,275,850	1,762,255	—
				$ (55,110)	$ (23,338)	$ 87,338,639		$ 2,089,447	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index	89	03/20/26	$ 21,376	$ (45,516)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P 500 Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 66,529,860,227	$ —	$ —	$ 66,529,860,227
Short-Term Securities
Money Market Funds	87,338,639	—	—	87,338,639
	$ 66,617,198,866	$ —	$ —	$ 66,617,198,866
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (45,516)	$ —	$ —	$ (45,516)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust